Restricted Cash	12 Months Ended
Dec. 31, 2020
Restricted Cash [Abstract]
RESTRICTED CASH

Note 3 – RESTRICTED CASH

As of December 31, 2019, the amount of restricted cash totaled $4,021,177 included the bank deposit pledged for the bank acceptance notes issued to suppliers in the amount of $488,029, cash deposits pledged in exchange for guarantee service provided by third parties in the amount of $33,148, and certificate of deposits of $3,500,000 in the Newater HK’s offshore bank account pledged for the short-term loan of $2,961,307 from Industrial and Commercial Bank of China. As of December 31, 2020, the restricted cash balance was reduced to zero.